FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value Warrant Liabilities (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.19
Risk-free interest rate		3.90%
Expected dividend yield		0.00%
Minimum [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		3 years 8 months 12 days
Expected volatility		62.40%
Maximum [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		4 years 4 months 24 days
Expected volatility		65.20%
Claims Settlement Liability [Member] | Level 3 [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 0.75
Expected term (in years)			6 months
Expected volatility			143.10%
Risk-free interest rate			3.80%
Claims Settlement Liability [Member] | Level 3 [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 1.55
Expected term (in years)			8 months 12 days
Expected volatility			213.40%
Risk-free interest rate			4.20%
Warrant Liabilities [Member] | 2025 Offering Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	4 years 6 months
Expected volatility	165.00%
Risk-free interest rate	3.90%
Warrant Liabilities [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.17
Risk-free interest rate	3.90%
Warrant Liabilities [Member] | Minimum [Member] | February 2026 Offering Common Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.1
Expected term (in years)	4 years 10 months 24 days
Expected volatility	146.00%
Risk-free interest rate	3.60%
Warrant Liabilities [Member] | Minimum [Member] | February 2026 Offering Pre-Funded Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.1
Warrant Liabilities [Member] | Minimum [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 years 8 months 12 days
Expected volatility	193.00%
Warrant Liabilities [Member] | Maximum [Member] | February 2026 Offering Common Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	5 years
Expected volatility	158.00%
Risk-free interest rate	3.90%
Warrant Liabilities [Member] | Maximum [Member] | February 2026 Offering Pre-Funded Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Warrant Liabilities [Member] | Maximum [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	3 years 4 months 24 days
Expected volatility	202.00%